Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of Effective Income Tax Rate Reconciliation

The table below outlines the reconciliation between the maximum statutory tax rate in 2022 in the Netherlands of 15% for the first €395,000 and 25.8% thereafter (In 2021, this rate was 15% for the first €245.000 and 25% thereafter; in 2020, 16.5% for the first €200,000 and 25% thereafter) and the effective income tax rates for the Company, together with the corresponding amounts, for the years ended December 31:

	2022	2021	2020

Loss before tax	(78,052)	(28,599)	(5,749)
Income tax benefit at statutory tax rate	20,095	7,125	1,420
Difference due to the effects of:
Movement in unrecognized deferred tax assets resulting from carried forward losses	(20,095)	(7,125)	(1,420)
Income tax expense:	—	—	—
Effective tax rate:	0%	0%	0%

Schedule of Assumed Tax Loss Carry Forward Amount During Tax Period	In addition, the Group assumed carry forward losses from the following tax periods, resulting from the fiscal unity of the Company and NewAmsterdam Pharma B.V. as associated with the acquisition of its assets and liabilities:

Year	Tax loss
2012-2013	7,097
2014	11,303
2015	27,255
2016	86,547
2017	1,340
2018	2,303
2019	3,019
2020	6,077
2021	28,599
2022	78,052
251,592